LONG-TERM LOANS (Narrative) (Details) - Credit facility [Member] - USD ($) $ in Thousands		6 Months Ended
	Oct. 13, 2024	Jun. 30, 2025
Debt Instrument [Line Items]
Credit Facility bears interest rate frequency of payment		annual
Line of credit facility, interest expenses		$ 2,623
Minimum [Member]
Debt Instrument [Line Items]
Contractual interest rate for funds borrowed, under the debt agreement		2.85%
Maximum [Member]
Debt Instrument [Line Items]
Contractual interest rate for funds borrowed, under the debt agreement		3.60%
SBS acquisition [Member]
Debt Instrument [Line Items]
Secured credit facility	$ 100,000
Amount of drawn down credit facility	60,000
Net of issuance expenses	$ 1,684
Credit Facility maturity rate per annum	5% - 10% per annum